COMMITMENTS AND CONTINGENCIES (Policies)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Environmental Issues, Policy

At the California Utilities, costs that relate to current operations or an existing condition caused by past operations are generally recorded as a regulatory asset due to the probability that these costs will be recovered in rates.

We record environmental liabilities at undiscounted amounts when our liability is probable and the costs can be reasonably estimated.

Legal Proceedings, Policy	We accrue losses for legal proceedings when it is probable that a loss has been incurred and the amounts of the loss can be reasonably estimated.